Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement [Line Items]
Net loss	$ 0		$ 0		$ 0
Equity	0		0		0
Balance, end of period		$ 0		$ 0	0
Bridge Loan
Statement [Line Items]
Net loss					44,000
Balance, end of period			0		(44,000)
Deferred tax liabilities, property and equipment
Statement [Line Items]
Net loss	(34,000)				(52,000)
Equity	0				0
Balance, end of period		(86)		(52)	0
Deferred tax liabilities, investement
Statement [Line Items]
Net loss	154,000				(196,000)
Equity	0				0
Balance, end of period		(42)		(196)	0
Non-capital losses
Statement [Line Items]
Net loss	1,186,000				4,770,000
Equity	0				0
Balance, end of period		21,032,000	19,846,000		15,076,000
Capital losses carried forward
Statement [Line Items]
Net loss	101,000				37,000
Equity	0
Balance, end of period		183,000	82,000		45,000
Share issuance costs & CEC
Statement [Line Items]
Net loss	(281,000)				177,000
Equity	0				0
Balance, end of period		552,000	833,000		656,000
Site reclamation obligations
Statement [Line Items]
Net loss	(16,000)				561,000
Equity	0
Balance, end of period		1,121,000	1,137,000		576,000
Property and equipment
Statement [Line Items]
Net loss	64,000				53,000
Equity	0
Balance, end of period		376,000	312,000		259,000
Deferred tax assets, mineral property interests
Statement [Line Items]
Net loss	1,016,000				(3,838,000)
Balance, end of period		5,001,000	3,985,000		7,823,000
Total deferred tax assets
Statement [Line Items]
Net loss	2,165,000
Equity	0
Balance, end of period		28,470,000	26,305,000
Deferred tax liabilities, mineral property interests
Statement [Line Items]
Net loss	(729,000)				36,000
Equity	0				0
Balance, end of period		(1,606,000)	(877,000)		(913,000)
FX on intercompany
Statement [Line Items]
Net loss					(6,000)
Equity					0
Balance, end of period			0		6,000
Total net deferred tax assets (liabilities)
Statement [Line Items]
Net loss	1,556,000				1,237,000
Equity	0				0
Balance, end of period		26,736,000	25,180,000		23,943,000
Unrecogonized deferred tax assets
Statement [Line Items]
Net loss	(1,556,000)				(1,237,000)
Equity	0				0
Balance, end of period		(26,736,000)	(25,180,000)		(23,943,000)
Peruvian VAT receivable
Statement [Line Items]
Net loss					(402,000)
Balance, end of period			0		402,000
Investments
Statement [Line Items]
Net loss	(26,000)				(13,000)
Equity	0
Balance, end of period		18,000	44,000		57,000
Capital Lease Obligation
Statement [Line Items]
Net loss	58,000				66,000
Equity	0				0
Balance, end of period		$ 124,000	$ 66,000		$ 0
Other
Statement [Line Items]
Net loss	63,000
Equity	$ 0
Balance, end of period				$ 63